CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2018
CONTRIBUTED EQUITY
Schedule of issued and paid-up capital
Issued and paid-up capital
Fully paid ordinary shares	122,372,662	122,382,625

Total contributed equity	122,372,662	122,382,625

Schedule of movements in shares on issue

Year ended June 30, 2017	Shares	$

Balance at the beginning of the financial year	1,715,282,724	115,272,576
Add: shares issued as part of private placements	720,000,000	8,049,369
Add: facility fee rebate on previously issued shares*	—	295,110
Less: transaction costs arising on share issue	—	(1,234,430)

Balance at the end of the financial year	2,435,282,724	122,382,625

Year ended June 30, 2018	Shares	$

Balance at the beginning of the financial year	2,435,282,724	122,382,625
Less: transaction costs arising on share issue	—	(9,963)

Balance at the end of the financial year	2,435,282,724	122,372,662

*  Rebate of a facility fee originally provided to Kentgrove Capital on commencement date of a Standby Equity Placement Facility Agreement entered into in January 2015 that was paid on expiry of the facility agreement on January 21, 2017 in accordance with the agreement, representing a reduction in total equity transaction costs associated with the commencement of the facility.